                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                --------------

Check here if Amendment [ ];  Amendment Number:  ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenville Capital Management, Inc.
          --------------------------------------
Address:   P.O. Box 220
          --------------------------------------
           Rockland, DE  19732
          --------------------------------------

Form 13F File Number:  28-3476
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth B. Kirker
          --------------------------------------
Title:     Office Manager
          --------------------------------------
Phone:     302-429-9799
          --------------------------------------

Signature, Place, and Date of Signing:

Elizabeth B. Kirker           Rockland, DE             April 29, 1999
----------------------    -----------------------    -----------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-____________             _______________________________________
     [Repeat as necessary.]


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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           N/A
                                         -------------
Form 13F Information Table Entry Total:      72
                                         -------------
Form 13F Information Table Value Total: $ 295,592,085
                                         -------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number            Name

     _____         28-________________             ___________________________

     [Repeat as necessary.]

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
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                                                         GREENVILLE CAPITAL MANAGEMENT
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                                                                   13F REPORT
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                                                         QUARTER ENDING MARCH 31, 1999
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COMMON STOCK                            CLASS         CUSIP           VALUE         QUANTITY    DISCRETION
----------------------------------------------------------------------------------------------------------
4 Front Technologies, Inc               Common      351042106       3,069,251       290,580          X
----------------------------------------------------------------------------------------------------------
Able Telecom                            Common      003712304       2,058,561       304,972          X
----------------------------------------------------------------------------------------------------------
Action Performance                      Common      004933107       6,661,210       221,119          X
----------------------------------------------------------------------------------------------------------
Acxiom Corp                             Common      005125109       11,158,888      422,109          X
----------------------------------------------------------------------------------------------------------
Adflex Solutions                        Common      006866107         16,156         5,500           X
----------------------------------------------------------------------------------------------------------
Aeroflex                                Common      007768104       4,247,041       298,038          X
----------------------------------------------------------------------------------------------------------
American Banknote Holographics          Common      024377103         24,455         10,575          X
----------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc.              Common      043127109       4,982,979       402,665          X
----------------------------------------------------------------------------------------------------------
Assisted Living Concepts                Common      04543L109         54,417         15,275          X
----------------------------------------------------------------------------------------------------------
Astropower, Inc.                        Common      04644A101       3,976,494       338,425          X
----------------------------------------------------------------------------------------------------------
BA Merchant Services                    Common      055239107       6,114,863       300,116          X
----------------------------------------------------------------------------------------------------------
C.R. Bard Inc.                          Common      067383109       12,401,320      245,875          X
----------------------------------------------------------------------------------------------------------
Blue Rhino                              Common      095811105       2,380,547       181,375          X
----------------------------------------------------------------------------------------------------------
Buffets, Inc.                           Common      119882108       4,979,251       504,228          X
----------------------------------------------------------------------------------------------------------
Cannondale Corp.                        Common      137798104         25,334         3,025           X
----------------------------------------------------------------------------------------------------------
Central Garden & Pet                    Common      153527106        124,875         7,400           X
----------------------------------------------------------------------------------------------------------
Checkpoint Systems                      Common      162825103       5,018,082       603,679          X
----------------------------------------------------------------------------------------------------------
Comstock Resouces                       Common      205768203         42,416         13,850          X
----------------------------------------------------------------------------------------------------------
Convergys Corp                          Common      212485106       3,857,834       225,275          X
----------------------------------------------------------------------------------------------------------
Core Laboratories                       Common      N22717107        867,591         49,225          X
----------------------------------------------------------------------------------------------------------
Correctional Services, Corp             Common      219921103       5,292,416       641,505          X
----------------------------------------------------------------------------------------------------------
Cost Plus, Inc.                         Common      221485105       3,448,625       117,400          X
----------------------------------------------------------------------------------------------------------
DII Group                               Common      232949107       9,477,000       324,000          X
----------------------------------------------------------------------------------------------------------
Dave and Busters, Inc.                  Common      23833N104       8,075,401       393,922          X
----------------------------------------------------------------------------------------------------------
Encore Wire                             Common      292562105         68,512         8,700           X
----------------------------------------------------------------------------------------------------------
Equinox Systems                         Common      294436100       3,798,202       405,141          X
----------------------------------------------------------------------------------------------------------
FMC Corp New                            Common      302491303         4,937           100            X
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FVC.com Inc,                            Common      30266P100       6,115,537       479,650          X
----------------------------------------------------------------------------------------------------------
Foodmaker Inc.                          Common      344839204       10,109,781      396,462          X
----------------------------------------------------------------------------------------------------------
Fundtech                                Common      m47095100       6,095,794       202,350          X
----------------------------------------------------------------------------------------------------------
Gadzooks Inc.                           Common      362553109         62,475         8,400           X
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Group Maintenance Amer.                 Common      39943E107       3,270,563       287,522          X
----------------------------------------------------------------------------------------------------------
Hyperion                                Common      44914m104         53,650         3,700           X
----------------------------------------------------------------------------------------------------------
ICU Medical                             Common      44930G107       3,082,219       189,675          X
----------------------------------------------------------------------------------------------------------
Integrated Circuit Systems              Common      45811K109         27,094         1,500           X
----------------------------------------------------------------------------------------------------------
Inter Voice                             Common      461142101       2,967,789       269,799          X
----------------------------------------------------------------------------------------------------------
Jabil Circuit                           Common      466313103       6,505,839       160,638          X
----------------------------------------------------------------------------------------------------------
Kenneth Cole Productions                Common      193294105        592,119         22,450          X
----------------------------------------------------------------------------------------------------------
Learning Company                        Common      522008101       8,721,344       300,736          X
----------------------------------------------------------------------------------------------------------
Mail-Well, Inc.                         Common      560321200       5,209,161       389,470          X
----------------------------------------------------------------------------------------------------------
Maxim Group Inc.                        Common      57772J104       2,078,955       244,583          X
----------------------------------------------------------------------------------------------------------
Metro One Telecom                       Common      59163f105       4,580,306       321,425          X
----------------------------------------------------------------------------------------------------------
Mettler Toledo International Inc.       Common      592688105       9,500,386       383,854          X
----------------------------------------------------------------------------------------------------------
Mobile Mini                             Common      60740F105       3,706,069       287,850          X
----------------------------------------------------------------------------------------------------------
National Computer Systems, Inc          Common      635519101       4,451,919       181,711          X
----------------------------------------------------------------------------------------------------------
Paul Harris Stores                      Common      703555201         39,456         5,350           X
----------------------------------------------------------------------------------------------------------

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----------------------------------------------------------------------------------------------------------
Pericom Semiconductor                   Common      713831105       2,864,109       339,450          X
----------------------------------------------------------------------------------------------------------
Personnel Group of Amer                 Common      715338109       3,127,447       435,123          X
----------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development,     Common      717124101       5,789,968       172,513          X
----------------------------------------------------------------------------------------------------------
Point of Sale, Ltd                      Common      M7945W108       5,341,437       530,826          X
----------------------------------------------------------------------------------------------------------
Prime Hospitality Corp                  Common      741917108       4,072,656       409,827          X
----------------------------------------------------------------------------------------------------------
Progress Software                       Common      743312100       4,794,153       140,488          X
----------------------------------------------------------------------------------------------------------
QRS Corp                                Common      74726X105       6,710,579       107,262          X
----------------------------------------------------------------------------------------------------------
Quicksilver Inc.                        Common      74838C106       4,103,742        97,130          X
----------------------------------------------------------------------------------------------------------
RemedyTemp Inc.                         Common      759549108         50,250         4,000           X
----------------------------------------------------------------------------------------------------------
Rent-Way                                Common      76009U104       5,208,624       217,026          X
----------------------------------------------------------------------------------------------------------
Rogue Wave Software                     Common      775369101       3,285,048       410,631          X
----------------------------------------------------------------------------------------------------------
SPX Corp.                               Common      784635104       4,352,756        86,300          X
----------------------------------------------------------------------------------------------------------
STB Systems                             Common      784741100        110,547         14,150          X
----------------------------------------------------------------------------------------------------------
Secure Computing                        Common      813705100       5,028,576       478,912          X
----------------------------------------------------------------------------------------------------------
Service Experts, Inc.                   Common      817567100         64,125         4,750           X
----------------------------------------------------------------------------------------------------------
Smith-Gardner & Assoc                   Common      832059109       3,570,447       252,775          X
----------------------------------------------------------------------------------------------------------
Sterling Commerce, Inc.                 Common      859205106       5,385,094       175,125          X
----------------------------------------------------------------------------------------------------------
Synopsys, Inc.                          Common      871607107       15,807,391      294,091          X
----------------------------------------------------------------------------------------------------------
Taco Cabana                             Common      873425102       4,138,888       469,661          X
----------------------------------------------------------------------------------------------------------
Titan Corp.                             Common      886266103       3,416,489       666,632          X
----------------------------------------------------------------------------------------------------------
Transworld Entertainment                Common      89336Q100       4,324,925       393,175          X
----------------------------------------------------------------------------------------------------------
Transwitch Corp                         Common      894065101       9,318,649       205,937          X
----------------------------------------------------------------------------------------------------------
United Road Services                    Common      911384105         40,924         7,889           X
----------------------------------------------------------------------------------------------------------
Veterinary Centers of America           Common      925514101       4,087,069       289,350          X
----------------------------------------------------------------------------------------------------------
Waters Corp.                            Common      941848103       6,074,819        57,821          X
----------------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc.                 Common      961238102       5,040,759       182,059          X
----------------------------------------------------------------------------------------------------------
Wolverine World Wide                    Common      978097103         85,500         9,000           X
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                                      72                           295,592,085
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